UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number_(811-22543)_


KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)



U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: June 30, 2014


Item 1. Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2013 - 06/30/2014
KKR Income Opportunities Fund









======================== KKR Income Opportunities Fund =========================


AMEDISYS, INC.

Ticker:       AMED           Security ID:  023436108
Meeting Date: JUN 05, 2014   Meeting Type: Annual
Record Date:  APR 11, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Linda J. Hall            For       For          Management
1.2   Elect Director Ronald A. LaBorde        For       For          Management
1.3   Elect Director Jake L. Netterville      For       For          Management
1.4   Elect Director David R. Pitts           For       For          Management
1.5   Elect Director Peter F. Ricchiuti       For       For          Management
1.6   Elect Director Donald A. Washburn       For       For          Management
1.7   Elect Director Nathaniel M. Zilkha      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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EDISON MISSION ENERGY

Ticker:                      Security ID:  281023AU5
Meeting Date: JAN 29, 2014   Meeting Type: Written Consent
Record Date:  DEC 16, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      Abstain      Management


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GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 10, 2014   Meeting Type: Annual
Record Date:  APR 11, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Joseph J. Ashton         For       For          Management
1b    Elect Director Mary T. Barra            For       For          Management
1c    Elect Director Erroll B. Davis, Jr.     For       For          Management
1d    Elect Director Stephen J. Girsky        For       For          Management
1e    Elect Director E. Neville Isdell        For       For          Management
1f    Elect Director Kathryn V. Marinello     For       For          Management
1g    Elect Director Michael G. Mullen        For       For          Management
1h    Elect Director James J. Mulva           For       For          Management
1i    Elect Director Patricia F. Russo        For       For          Management
1j    Elect Director Thomas M. Schoewe        For       For          Management
1k    Elect Director Theodore M. Solso        For       For          Management
1l    Elect Director Carol M. Stephenson      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Approve Executive Incentive Bonus Plan  For       For          Management
6     Approve Omnibus Stock Plan              For       For          Management
7     Provide for Cumulative Voting           Against   For          Shareholder
8     Require Independent Board Chairman      Against   For          Shareholder


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GENTIVA HEALTH SERVICES, INC.

Ticker:       GTIV           Security ID:  37247A102
Meeting Date: MAY 07, 2014   Meeting Type: Annual
Record Date:  MAR 10, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert S. Forman, Jr.    For       For          Management
1.2   Elect Director Victor F. Ganzi          For       For          Management
1.3   Elect Director R. Steven Hicks          For       For          Management
1.4   Elect Director Philip R. Lochner, Jr.   For       For          Management
1.5   Elect Director Stuart Olsten            For       For          Management
1.6   Elect Director Sheldon M. Retchin       For       For          Management
1.7   Elect Director Tony Strange             For       For          Management
1.8   Elect Director Raymond S. Troubh        For       For          Management
1.9   Elect Director Rodney D. Windley        For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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PINNACLE ENTERTAINMENT, INC.

Ticker:       PNK            Security ID:  723456109
Meeting Date: MAY 20, 2014   Meeting Type: Annual
Record Date:  MAR 27, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Stephen C. Comer         For       For          Management
1b    Elect Director Richard J. Goeglein      For       For          Management
1c    Elect Director Bruce A. Leslie          For       For          Management
1d    Elect Director James L. Martineau       For       For          Management
1e    Elect Director Desiree Rogers           For       For          Management
1f    Elect Director Anthony M. Sanfilippo    For       For          Management
1g    Elect Director Jaynie M. Studenmund     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management


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STILLWATER MINING COMPANY

Ticker:       SWC            Security ID:  86074Q102
Meeting Date: APR 30, 2014   Meeting Type: Annual
Record Date:  MAR 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Brian Schweitzer         For       For          Management
1.2   Elect Director Michael (Mick) McMullen  For       For          Management
1.3   Elect Director Patrice E. Merrin        For       For          Management
1.4   Elect Director Michael S. Parrett       For       For          Management
1.5   Elect Director Charles R. Engles        For       For          Management
1.6   Elect Director George M. Bee            For       For          Management
1.7   Elect Director Gary A. Sugar            For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT


SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund


By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President

Date                  August 21, 2014

* Print the name and title of each signing officer under his or her signature.